Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec. 31, 2021
Capital Securities Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Capital Securities Fund
Objective [Heading]	rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses <br/>(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 30, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14.2% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.20%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in capital securities at the time of purchase. Capital securities include Tier 2 subordinated debt securities issued by U.S. and non-U.S. financial institutions (including, but not limited to, banks and insurance companies), contingent convertible securities (“Cocos”), as well as preferred securities, including preferred stock and junior subordinated debt, issued by U.S. and non-U.S. corporations, financial institutions, and other issuers for purposes of satisfying regulatory capital requirements or obtaining rating agency credit. Capital securities may pay fixed rate or adjustable rate distributions and generally have a payment “preference” over common stock, but are junior to the issuer’s senior debt in a liquidation of the issuer’s assets. Cocos are hybrid debt securities typically issued by banking institutions that have contractual equity conversion or principal write-down features that are triggered by regulatory capital thresholds or regulatory actions calling into question the issuing banking institution’s continued viability as a going-concern if the conversion trigger were not exercised.Tier 2 and preferred securities purchased by the Fund are issued by companies with senior debt rated at the time of purchase BBB- or higher by S&P Global Ratings (“S&P Global”) or Baa3 or higher by Moody’s Investors Service, Inc. (“Moody’s”). The Fund may invest up to 100% of its assets in below investment grade (sometimes called “junk”) preferred securities which are rated at the time of purchase Ba1 or lower by Moody’s and BB+ or lower by S&P Global (if the preferred security has been rated by only one of those agencies, that rating will determine whether the preferred security is below investment grade; if the preferred security has not been rated by either of those agencies, those selecting such investments will determine whether the preferred security is of a quality comparable to those rated below investment grade), provided that the issuer of such below investment grade preferred securities has senior debt outstanding that is rated at the time of purchase BBB- or higher by S&P Global or Baa3 or higher by Moody’s. The Fund is not managed to a particular maturity or duration.The Fund concentrates its investments (invests more than 25% of its net assets) in securities in one or more industries (i.e., banking, insurance and commercial finance) within the U.S. and non-U.S. (foreign) financial services sector.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund concentrates its investments (invests more than 25% of its net assets) in securities in one or more industries (i.e., banking, insurance and commercial finance) within the U.S. and non-U.S. (foreign) financial services sector.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.Capital Securities Risk. In addition to the risks associated with other types of preferred securities and fixed-income securities, investing in capital securities includes the risk that the value of securities may decline in response to changes in legislation and regulations applicable to financial institutions and financial markets, increased competition, adverse changes in general or industry-specific economic conditions, or unfavorable interest rates.Contingent Convertible Securities Risk. In addition to the general risks associated with fixed-income securities and convertible securities, the risks of investing in contingent convertible securities (“CoCos”) include the risk that a CoCo may be written down, written off or converted into an equity security when the issuer’s capital ratio falls below a specified trigger level, or in a regulator’s discretion depending on the regulator’s judgment about the issuer’s solvency prospects. Due to these features, CoCos may have substantially greater risk than other securities in times of financial stress. If the trigger level is breached, the issuer’s decision to write down, write off or convert a CoCo may result in the fund’s complete loss on an investment in CoCos with no chance of recovery even if the issuer remains in existence.Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).High Yield Securities Risk. High yield fixed-income securities (commonly referred to as “junk bonds”) are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.Industry Concentration Risk. A fund that concentrates investments in a particular industry or group of industries has greater exposure than other funds to market, economic and other factors affecting that industry or group of industries.•Financial Services. A fund concentrating in financial services companies may be more susceptible to adverse economic or regulatory occurrences affecting financial services companies. Financial companies may be adversely affected in certain market cycles, including periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial companies are especially vulnerable to these economic cycles, the Fund’s investments in these companies may lose significant value during such periods.Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.Preferred Securities Risk. Because preferred securities have a lower priority claim on assets or earnings than senior bonds and other debt instruments in a company’s capital structure, they are subject to greater credit and liquidation risk than more senior debt instruments. In addition, preferred securities are subject to other risks, such as limited or no voting rights, deferring or skipping distributions, interest rate risk, and redeeming the security prior to any stated maturity date.
Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	 An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.principalfunds.com.The bar chart shows the investment returns of the Fund’s Class S shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.Life of Fund returns are measured from the date the Fund’s shares were first sold (March 14, 2014).Performance does not reflect fees charged in the wrap-fee program.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.principalfunds.com.The bar chart shows the investment returns of the Fund’s Class S shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest return for a quarter during the period of the bar chart above:Q2 202012.13%Lowest return for a quarter during the period of the bar chart above:Q1 2020(12.72)%Year-to-date return for Class S shares:Q3 20214.13%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns <br/>For the periods ended December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	 Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	 After-tax returns are shown for Class S shares only and would be different for the other share classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S shares only and would be different for the other share classes.
Capital Securities Fund | Class S
Risk Return Abstract	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment):	rr_ShareholderFeeOther
Management Fees	rr_ManagementFeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.05%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	none	[2]
1 year	rr_ExpenseExampleYear01	none
3 years	rr_ExpenseExampleYear03	none
5 years	rr_ExpenseExampleYear05	none
10 years	rr_ExpenseExampleYear10	none
2015	rr_AnnualReturn2015	3.70%
2016	rr_AnnualReturn2016	5.67%
2017	rr_AnnualReturn2017	11.56%
2018	rr_AnnualReturn2018	(4.60%)
2019	rr_AnnualReturn2019	17.41%
2020	rr_AnnualReturn2020	7.68%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return for Class S shares:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.13%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.13%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.72%)
1 Year	rr_AverageAnnualReturnYear01	7.68%
5 Years	rr_AverageAnnualReturnYear05	7.29%
Life of Fund	rr_AverageAnnualReturnSinceInception	6.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 14, 2014
Capital Securities Fund | Return After Taxes on Distributions | Class S
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.02%
5 Years	rr_AverageAnnualReturnYear05	5.50%
Life of Fund	rr_AverageAnnualReturnSinceInception	4.54%
Capital Securities Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class S
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.99%
5 Years	rr_AverageAnnualReturnYear05	5.11%
Life of Fund	rr_AverageAnnualReturnSinceInception	4.32%
Capital Securities Fund | ICE BofA US All Captl Index (reflects no deduction for fees, expenses, or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.61%
5 Years	rr_AverageAnnualReturnYear05	6.92%
Life of Fund	rr_AverageAnnualReturnSinceInception	6.97%

[1]	Principal Global Investors, LLC (“PGI”), the investment advisor, has agreed contractually to limit the Fund's expenses attributable to Class S shares by paying, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.00%. It is expected that the expense limit will continue permanently (and in any event, through December 30, 2022); however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit.
[2]	The table reflects that Principal Global Investors, LLC (“PGI”), the investment advisor, is absorbing all expenses of the Fund. You should be aware, however, that the Fund is an integral part of “wrap-fee” programs, including those sponsored by registered investment advisors and broker-dealers unaffiliated with the Fund. Participants in these programs pay a “wrap” fee to the sponsor of the program. You should read carefully the wrap-fee brochure provided to you by your sponsor or your registered investment advisor. The brochure is required to include information about the fees charged to you by the sponsor and the fees paid to the registered investment advisor.